INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF NET DEFERRED TAX ASSETS

Significant components of the Company’s net deferred tax assets for federal and state income taxes at October 31, 2022 and 2021 consist of the following:

	Years Ended October 31,
	2022	2021

Net operating loss carryforward	$2,163,000	$1,308,000
Stock compensation	1,258,000	697,000
Basis of shares in subsidiary	445,000	345,000
Capitalized intangible costs	(253,000)	(351,000)
Accruals and reserves	94,000	(27,000)
Deferred tax assets	3,707,000	1,972,000
Valuation allowance	(3,707,000)	(1,972,000)

Effective income tax asset	$–	$–